Post Retirement Plans - Schedule of Estimated Payments to the Defined Benefit Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
- 1 year	₨ 3	$ 0.0	₨ 5
- 1 and 2 years	3	0.0	4
- 2 and 3 years	3	0.0	4
- 3 and 4 years	4	0.1	4
- 4 and 5 years	4	0.1	5
- 5 and 10 years	₨ 25	$ 0.3	₨ 24